REDEEMABLE CONVERTIBLE PREFERRED SHARES - Additional information (Details)	Feb. 22, 2024 shares
Lotus E V | Lotus Technology Inc
REDEEMABLE CONVERTIBLE PREFERRED SHARES
Preferred stock convertible, shares issued upon conversion	68,228,526